Other comprehensive loss and accumulated other comprehensive loss (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive loss, net of tax
Unrealized foreign exchange (loss) gain on translation of the net investment in U.S. subsidiaries	(250)	(309)
Deferred loss on settled hedge instruments	(17)	(17)
Unrealized effective gains on cash flow hedges	(3)	2
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(2,788)	(2,135)
Accumulated other comprehensive loss	(2,736)	(2,086)
Long-term Debt Designated as Hedge of Net Investment
Accumulated other comprehensive loss, net of tax
Unrealized foreign exchange (loss) gain on translation of the net investment in U.S. subsidiaries	322	373